ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ / shares in Units, $ in Thousands									1 Months Ended		12 Months Ended
	Jun. 26, 2025 shares	May 20, 2025 shares	May 02, 2025 $ / shares shares	Apr. 28, 2025 shares	Apr. 21, 2025 $ / shares shares	Mar. 18, 2025 $ / shares shares	Dec. 27, 2024 shares	Nov. 27, 2024 $ / shares shares	Jun. 30, 2025 shares	Apr. 30, 2025 shares	Sep. 30, 2025 USD ($) subsidiary $ / shares shares	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2024 USD ($) $ / shares	Jun. 21, 2024 $ / shares	Aug. 31, 2006 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Par value											$ 0.00833335			$ 0.00833335
Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Par value								$ 0.00833335			$ 0.00833335			$ 0.00833335	$ 0.00833335
Target Company
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Acquired equity interest, subsidiaries, percentage								100.00%
Target Company | Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Consideration shares | shares							69,995,661	69,995,661
Par value								$ 0.00833335
Purchase price								$ 2
YX Management Company Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Acquired equity interest, subsidiaries, percentage				100.00%		100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale						60 months
YX Management Company Limited | Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Consideration shares | shares				47,500,000		47,500,000				47,500,000
Par value						$ 0.00833335
Purchase price						$ 2
Wonder Dragon Global Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale					60 months
Wonder Dragon Global Limited | Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Consideration shares | shares		38,165,290			38,165,290
Par value					$ 0.00833335
Purchase price					$ 2
Yang Lou Dong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Acquired equity interest, subsidiaries, percentage		100.00%			100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale					60 months
Yang Lou Dong | Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Consideration shares | shares					38,165,290
Par value					$ 0.00833335
Purchase price					$ 2
HM Management Company Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Acquired equity interest, subsidiaries, percentage	100.00%		100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale			60 months
HM Management Company Limited | Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Consideration shares | shares	16,663,427		16,663,427						16,663,427		16,663,427
Par value			$ 0.00833335
Purchase price			$ 2.5								$ 2.5
Qilian HK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											100.00%
Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											100.00%
Zhongqiao Youguan E Commerce Service Co. Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											51.00%
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Initial capital | $																$ 270
Registered capital | $											$ 12,000			$ 12,000
Number of subsidiaries | subsidiary											7
Amount of pledged equity interest (in percent)												99.214%	99.214%
Gansu QLS | Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)												99.214%	99.214%
Gansu QLS | Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, "Moshangfa")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											100.00%			100.00%
Gansu QLS | Chengdu Qilianshan Biotechnology Co., Ltd ("Chengdu QLS")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											79.71%			79.71%
Gansu QLS | Jiuquan Ahan Biotechnology Co., Ltd. ("Ahan")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											100.00%			100.00%
Gansu QLS | Tibet Cangmen Trading Co., Ltd ("Cangmen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											100.00%			100.00%
Gansu QLS | Rugao Tianlu Animal Products Co., Ltd ("Rugao")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											79.71%			79.71%
Gansu QLS | Chongqing Shengfu Biological Technology Co., Ltd ("Chongqing")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)											79.71%			79.71%
Martline Limited, Cymatrix Limited, Innovo Limited and Techvovo Limited | YX Management Company Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)						100.00%
Success Myth Limited | YX Management Company Limited | Yang Lou Dong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)					100.00%